Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Finance lease receivables
The following table sets out a maturity analysis of lease receivables, showing the lease payments to be received after the reporting date.

	2022				2021
	Gross investment in finance lease receivables	Future finance income	Present value of minimum lease payments receivable	Unguaranteed residual values	Gross investment in finance lease receivables	Future finance income	Present value of minimum lease payments receivable	Unguaranteed residual values
	£m	£m	£m	£m	£m	£m	£m	£m
Not more than one year	14	(1)	13	—	29	(3)	26	—
One to two years	9	(1)	8	—	19	(2)	17	—
Two to three years	2	—	2	—	6	—	6	—
Three to four years	1	—	1	—	2	—	2	—
Four to five years	1	—	1	—	1	—	1	—
Over five years	1	—	1	—	1	—	1	—
Total	28	(2)	26	—	58	(5)	53	—

Finance lease income	The following table shows amounts recognised in the income statement during the year.

	2022	2021
	£m	£m
Finance income from net investment in lease	2	21
Profit on sales	—	1

Lease liabilities and Lease liabilities maturity analysis

Lease liabilities
	2022	2021
	£m	£m
As at 1 January	1,317	1,444
Interest expense	56	64
New leases	42	43
Disposals	(13)	(54)
Cash payments	(239)	(258)
Exchange and other movements	53	78
As at 31 December (see Note 23)	1,216	1,317

The below table sets out a maturity analysis of undiscounted lease liabilities, showing the lease payments after the reporting date.

Undiscounted lease liabilities maturity analysis
	2022	2021
	£m	£m
Not more than one year	229	230
One to two years	216	215
Two to three years	193	197
Three to four years	160	182
Four to five years	140	149
Five to ten years	457	503
Greater than ten years	105	163
Total undiscounted lease liabilities as at 31 December	1,500	1,639